Put and Call Option Liabilities - Schedule of Put and Call Option Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of put and call option liabilities [line items]
Put and call option liabilities	$ 195,247	$ 844,930
Chalhoub
Disclosure of put and call option liabilities [line items]
Put and call option liabilities	13,679	188,261
Palm Angels
Disclosure of put and call option liabilities [line items]
Put and call option liabilities	97,299	150,288
Alibaba and Richemont
Disclosure of put and call option liabilities [line items]
Put and call option liabilities	71,919	498,058
Alanui
Disclosure of put and call option liabilities [line items]
Put and call option liabilities	$ 12,350	$ 8,323